ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payables	¥ 252,773	¥ 232,927
Payables for purchase of property and equipment	108,404	124,333
Accrued expenses	162,930	111,877
Current portion of operating lease liabilities	¥ 36,764	¥ 16,103
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities And Other Liabilities, Current	Accrued Liabilities And Other Liabilities, Current
VAT and other tax payables	¥ 15,315	¥ 28,563
Advances from employees	2,309	2,923
Total	¥ 578,495	¥ 516,726